THE ALGER FUNDS

Alger Mid Cap Growth Fund

Supplement dated January 23, 2018 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information

dated August 30, 2017 as supplemented to date

The following replaces the information under the heading Management on pages 31 and 37 of the Retail Prospectus, page 21 of the Institutional Prospectus, and page 4 of the Summary Prospectus:

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

The following replaces in its entirety the entry for Alger Mid Cap Growth Fund in the chart under the heading “Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 116 of the Retail Prospectus and page 82 of the Institutional Prospectus:

Fund	Portfolio Managers	Since
Alger Mid Cap Growth Fund*	Dan C. Chung, CFA Teresa McRoberts Christopher R. Walsh, CFA	January 2018 February 2015 February 2013

*Mr. Chung, the Manager’s Chief Investment Officer, Ms. McRoberts and Mr. Walsh are each responsible for the management of a portion of the Fund’s portfolio.  Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager’s analyst team for Alger Mid Cap Growth Fund.  Each analyst is allocated a percentage of the Fund’s total assets, is responsible for the management of that portion of the Fund’s portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

References to Ankur Crawford and Alex Goldman with respect to their management of the Alger Mid Cap Growth Fund have been removed from the charts under the headings “Other Accounts Managed by Portfolio Managers” and “Securities Owned by the Portfolio Managers” on pages 35 and 36, respectively, of the Statement of Additional Information.

S- TAF Retail 12318

S-TAF — Instl.12318

S-TAFSAI 12318

S-Mid Cap ABC 83017

S-Mid Cap Z 83017